RELATED PARTY TRANSACTIONS (Dividends and Income Received) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Dividend income – related parties	$ 6,030	$ 2,590	$ 0
ADS Maritime Holding
Related Party Transaction [Line Items]
Dividend income – related parties	2,930	261	0
Frontline
Related Party Transaction [Line Items]
Dividend income – related parties	3,100	340	0
Golden Close
Related Party Transaction [Line Items]
Dividend income – related parties	0	1,989	0
Interest income received	0	0	242
NorAm Drilling
Related Party Transaction [Line Items]
Interest income received	$ 420	$ 459	$ 506